CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 815.6	$ 846.6	$ 825.7
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	20.6	18.9	16.7
Amortization of premium and accretion of discount on marketable securities, net	21.0	9.4	2.0
Realized loss (gain) on sale of marketable securities, net	(1.4)	(4.5)	(0.7)
Amortization of intangible assets	10.1	8.2	7.3
Stock-based compensation	120.3	112.5	106.7
Deferred income tax expense	(4.0)	10.5	9.5
Increase in trade receivables, net	(51.6)	(45.0)	(0.4)
Decrease in prepaid expenses and other assets	1.2	20.2	15.5
Increase (decrease) in trade payables	(7.7)	1.6	(4.8)
Increase in employees and payroll accruals	(8.9)	36.1	39.8
Increase in income tax accrual and accrued expenses and other liabilities	66.4	46.1	34.6
Increase in deferred revenues	216.8	95.2	48.7
Other	5.5	5.2	3.7
Net cash provided by operating activities	1,203.9	1,161.0	1,104.3
Cash flows from investing activities:
Proceeds from short-term bank deposits	214.5	0.0	4.9
Proceeds from maturity of marketable securities	1,551.7	2,299.7	2,140.1
Proceeds from sale of marketable securities	184.1	318.6	167.4
Investment in marketable securities	(1,297.5)	(2,460.2)	(2,188.9)
Investment in short-term bank deposits	(492.5)	(213.9)	0.0
Cash paid in conjunction with acquisitions, net of acquired cash	(219.7)	(23.1)	(37.6)
Purchase of property and equipment	(15.9)	(19.3)	(25.9)
Net cash provided by (used in) investing activities	(75.3)	(98.2)	60.0
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	194.0	216.8	95.3
Purchase of treasury shares at cost	(1,299.5)	(1,297.7)	(1,278.0)
Payments related to shares withheld for taxes	(6.9)	(5.4)	(6.0)
Net cash used in financing activities	(1,112.4)	(1,086.3)	(1,188.7)
Increase (decrease) in cash and cash equivalents	16.2	(23.5)	(24.4)
Cash and cash equivalents at the beginning of the year	255.7	279.2	303.6
Cash and cash equivalents at the end of the year	271.9	255.7	279.2
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	101.0	90.8	87.3
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services	1.8	0.2	0.5
Operating lease liabilities arising from obtaining right of use assets	$ 1.4	$ 10.3	$ 33.4